Share-based Payments - Narrative - Performance Share Plan (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Performance Share Plan [Line Items]
Number of share options granted in share-based payment arrangement (in shares)		3,120,975	8,881,000	5,424,000
Minimum
Performance Share Plan [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		1 year
Maximum
Performance Share Plan [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		4 years
Performance share plan
Performance Share Plan [Line Items]
Number of share options granted in share-based payment arrangement (in shares)		27,384,777
2015 Performance Share Plan
Performance Share Plan [Line Items]
Share-based awards expiration period		10 years
2023 Performance Share Plan
Performance Share Plan [Line Items]
Share-based payment arrangements, percentage of common shares outstanding	0.10
Share-based awards expiration period		5 years